SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025 (Details) - Nov. 07, 2025 $ in Millions, $ in Millions	ARS ($)	USD ($)
Line of credit received from bank
SUBSEQUENT EVENTS TO SEPTEMBER 30, 2025
Additional disbursement received	$ 500	$ 102,507